UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2009

[LOGO OF USAA}
USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA MONEY MARKET FUND
OCTOBER 31, 2009




















                                                                      (Form N-Q)

48447-1209                                   (C)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA MONEY MARKET FUND
October 31, 2009 (unaudited)

PORTFOLIO OF INVESTMENTS

PRINCIPAL
AMOUNT                                                 COUPON OR                               VALUE
(000)          SECURITY                            DISCOUNT RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

               FIXED-RATE INSTRUMENTS (1.7%)

               DIVERSIFIED BANKS (1.7%)
$  20,000      Abbey National Treasury Services plc         0.19%        11/12/2009         $ 20,000
   30,000      Bank of Montreal                             0.19         12/09/2009           30,000
   25,000      BNP Paribas                                  0.20         12/28/2009           25,000
   25,000      Canadian Imperial Bank                       0.19         11/04/2009           25,000
                                                                                          ----------
                                                                                             100,000
                                                                                          ----------
               Total Fixed-Rate Instruments (cost: $100,000)                                 100,000
                                                                                          ----------

               COMMERCIAL PAPER (9.1%)

               AIRPORT/PORT (0.3%)
    7,000      San Diego County Regional Airport (LOC -
                     Lloyds TSB Bank plc)                   0.45         12/03/2009            7,000
    8,000      San Francisco City and County Airport
                     (LOC - State Street Bank and Trust
                     Co.)                                   0.35         11/24/2009            8,000
                                                                                          ----------
                                                                                              15,000
                                                                                          ----------
               ASSET-BACKED FINANCING (0.8%)
   25,495      Manhattan Asset Funding Co.  (a)             0.29         12/10/2009           25,487
   25,000      Victory Receivables Corp.  (a),(b)           0.20         11/02/2009           25,000
                                                                                          ----------
                                                                                              50,487
                                                                                          ----------
               EDUCATION (1.6%)
   30,000      Board of Trustees of Michigan State
                     Univ.                                  0.55         12/03/2009           30,000
   16,600      Cornell Univ.                                0.25          2/04/2010           16,589
    3,000      Yale Univ.                                   0.30         12/10/2009            2,999
   28,500      Yale Univ.                                   0.28          1/08/2010           28,483
   20,000      Yale Univ.                                   0.29          3/05/2010           19,980
                                                                                          ----------
                                                                                              98,051
                                                                                          ----------
               ELECTRIC/GAS UTILITIES (1.1%)
   26,303      Nebraska Public Power District               0.45         11/10/2009           26,300
    5,000      Nebraska Public Power District               0.40          1/14/2010            4,996
   10,001      Nebraska Public Power District               0.40          1/15/2010            9,993
    8,842      South Carolina Public Service Auth.          0.70         11/13/2009            8,840
   10,000      South Carolina Public Service Auth.          0.39         11/20/2009            9,998
    7,500      South Carolina Public Service Auth.          0.35         12/11/2009            7,497
                                                                                          ----------
                                                                                              67,624
                                                                                          ----------
               HOSPITAL (3.0%)
   42,100      Catholic Health Initiatives                  0.25         11/10/2009           42,100
   45,000      Catholic Health Initiatives                  0.60         12/10/2009           45,000
   36,650      Catholic Health Initiatives                  0.45          1/12/2010           36,650


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1 | USAA Money Market Fund

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PRINCIPAL
AMOUNT                                                 COUPON OR                               VALUE
(000)          SECURITY                            DISCOUNT RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  55,000      Catholic Health Initiatives                  0.35%         1/13/2010       $   55,000
                                                                                          ----------
                                                                                             178,750
                                                                                          ----------
               REAL ESTATE OPERATING COMPANIES (0.4%)
   23,100      Medical Building Funding IV, LLC (LOC -
                     KBC Bank, N.V.)                        1.00         11/05/2009           23,097
                                                                                          ----------
               SALES TAX (0.9%)
   20,000      Dallas Area Rapid Transit                    0.80         11/02/2009           20,000
   15,000      Dallas Area Rapid Transit                    0.45         12/09/2009           15,000
   20,000      Dallas Area Rapid Transit                    0.55          2/10/2010           20,000
                                                                                          ----------
                                                                                              55,000
                                                                                          ----------
               SOFT DRINKS (1.0%)
   25,000      Coca-Cola Co.  (a),(b)                       0.25         12/08/2009           24,994
   25,000      Coca-Cola Co.  (a),(b)                       0.22         12/15/2009           24,993
   12,800      Coca-Cola Co.  (a),(b)                       0.18          1/12/2010           12,795
                                                                                          ----------
                                                                                              62,782
                                                                                          ----------
               Total Commercial Paper (cost: $550,791)                                       550,791
                                                                                          ----------

               PUT BONDS (1.0%)

               OIL & GAS REFINING & MARKETING (1.0%)
   60,000      IDB of the Parish of Calcasieu, Inc. (LOC
                     - BNP Paribas)                         0.65          7/01/2026           60,000
                                                                                          ----------

               VARIABLE-RATE DEMAND NOTES (88.1%)

               AGRICULTURAL PRODUCTS (0.1%)
    4,170      Bybee Foods, LLC (LOC - Key Bank, N.A.)      1.55         11/01/2026            4,170
    4,415      yakima County Public Corp. (LOC - Key
                     Bank, N.A.)                            1.10          4/01/2018            4,415
                                                                                          ----------
                                                                                               8,585
                                                                                          ----------
               AIRPORT SERVICES (1.0%)
    4,500      Broward County (LOC - Citibank, N.A.)        0.40          4/01/2035            4,500
   23,615      Holland-Sheltair Aviation Funding, LLC
                     (LOC - Federal Home Loan Bank of
                    Atlanta)                                0.28          5/01/2035           23,615
   14,135      Holland-Sheltair Aviation Funding, LLC
                     (LOC - Federal Home Loan Bank of
                    Atlanta)                                0.28          5/01/2048           14,135
    9,105      Jacksonville Economic Dev. Commission
                     (LOC - Federal Home Loan Bank of
                     Atlanta)                               0.21          5/01/2035           9,105
    2,790      Jacksonville Economic Dev. Commission
                     (LOC - Federal Home Loan Bank of
                     Atlanta)                               0.21          5/01/2039            2,790
    8,655      Metropolitan Nashville Airport Auth. (LOC
                     - Regions Bank)                        4.77          4/01/2030            8,655
                                                                                          ----------
                                                                                              62,800
                                                                                          ----------
               AIRPORT/PORT (0.9%)
    4,840      Cleveland (LOC - U.S. Bank, N.A.)            0.30          1/01/2020            4,840
   26,000      Cleveland (LOC - UBS A.G.)                   0.30          1/01/2033           26,000
    6,145      Gadsden Airport Auth. (LOC - Wachovia
                     Bank, N.A.)                            0.35          8/01/2024            6,145
   12,770      Raleigh Durham Airport Auth. (LOC -
                     SunTrust Bank)                         0.70          5/01/2036           12,770
    5,480      Tulsa Airport Improvement Trust (LOC -
                     JPMorgan Chase Bank, N.A.)             0.30          6/01/2023            5,480
                                                                                          ----------
                                                                                              55,235
                                                                                          ----------

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                                                                        Portfolio of Investments | 2

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PRINCIPAL
AMOUNT                                                 COUPON OR                               VALUE
(000)          SECURITY                            DISCOUNT RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

               ALUMINUM (0.1%)
$   3,500      Tennessee Aluminum Processors, Inc. (LOC
                     - SunTrust Bank)                       1.00%         5/01/2014       $    3,500
                                                                                          ----------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    7,400      Wellstone Mills, LLC (LOC - PNC Bank,
                     N.A.)                                  0.42         12/01/2024            7,400
                                                                                          ----------
               APPROPRIATED DEBT (6.3%)
   60,040      Allegheny County (INS)(LIQ)                  0.60         11/01/2039           60,040
   24,000      Arlington County IDA (LOC - Bank of
                     America, N.A.)                         0.32          8/01/2031           24,000
   10,620      Auburn IDB (LOC - Allied Irish Banks plc)    2.75          5/01/2024           10,620
    5,640      Auburn IDB (LOC - Allied Irish Banks plc)    2.75          7/01/2026            5,640
   27,660      Cleveland Economic & Community Dev. (LOC
                     - RBS Citizens, N.A.)                  0.65         12/01/2033           27,660
   51,000      County & City of Denver (LIQ)(INS)           0.45         12/15/2037           51,000
   50,000      County & City of Denver (LIQ)(INS)           0.55         12/15/2037           50,000
    9,595      Downtown Renaissance, Inc. (LOC - RBC
                     Bank (USA))                            1.10          2/01/2025            9,595
   17,500      Emmaus General Auth. (INS)(LIQ)              0.32         12/01/2028           17,500
   60,000      New Jersey EDA (LOC - Dexia Credit Local)    0.28          3/01/2024           60,000
    4,685      Opelika IDB (LOC - Regions Bank)             2.35          6/01/2023            4,685
   12,000      Raleigh (LOC - Wachovia Bank, N.A.)          0.25          8/01/2034           12,000
   45,680      San Jose Financing Auth. (LOC - Bank of
                     Nova Scotia)(NBGA)                     0.25          6/01/2025           45,680
    2,425      Washington County (LOC - SunTrust Bank)      0.70         12/01/2028            2,425
                                                                                          ----------
                                                                                             380,845
                                                                                          ----------
               ASSET-BACKED FINANCING (6.3%)
    4,460      Capital Markets Access Co., LC (LOC -
                     SunTrust Bank)                         1.00          8/01/2020            4,460
   14,805      Capital Markets Access Co., LC (LOC -
                     SunTrust Bank)                         1.05          4/01/2033           14,805
    8,290      Capital Markets Access Co., LC (LOC - RBC
                     Bank (USA))                            1.10          5/01/2034            8,290
   11,700      Capital Markets Access Co., LC (LOC -
                     SunTrust Bank)                         1.05          6/27/2036           11,700
   44,145      Corporate Finance Managers, Inc. (LOC -
                     Wells Fargo Bank, N.A.)                0.30          2/02/2043           44,145
   10,000      Midwestern Univ. (LOC - Royal Bank of
                     Canada)                                0.37          4/01/2044           10,000
   15,000      Minnesota Higher Education Facilities
                     Auth. (LOC - U.S. Bank, N.A.)          0.37         12/01/2043           15,000
   25,000      New Mexico Educational Assistance
                     Foundation (LOC - Royal Bank of
                     Canada)                                0.35          4/01/2036           25,000
   74,000      North Texas Higher Education Auth., Inc.
                     (LOC - Bank of America, N.A. and
                     Lloyds TSB Bank plc)                   0.35          6/01/2045           74,000
   39,300      North Texas Higher Education Auth., Inc.
                     (LOC - Bank of America, N.A. and
                     Lloyds TSB Bank plc)                   0.35         12/01/2046           39,300
  105,000      Pennsylvania Higher Education Assistance
                     Agency (LIQ)(INS)                      3.25          6/01/2025          105,000
   30,000      Rhode Island Student Loan (LOC - Dexia
                     Credit Local)                          0.55          7/01/2019           30,000
                                                                                          ----------
                                                                                             381,700
                                                                                          ----------
               AUTO PARTS & EQUIPMENT (0.1%)
    2,605      Dayton Wheel Concepts, Inc. (LOC -
                     National City Bank)                    0.42          5/01/2024            2,605

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3 | USAA Money Market Fund

----------------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                 COUPON OR                               VALUE
(000)          SECURITY                            DISCOUNT RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$   5,765      Illinois Finance Auth. (LOC - Federal
                     Home Loan Bank of Chicago)             0.62%         7/01/2040       $    5,765
                                                                                          ----------
                                                                                               8,370
                                                                                          ----------
               AUTOMOBILE MANUFACTURERS (0.1%)
    7,945      Franklin IDB (LOC - Fifth Third Bank)        1.60          4/01/2030            7,945
                                                                                          ----------
               AUTOMOTIVE RETAIL (0.1%)
    6,929      Kenwood Lincoln-Mercury, Inc. (LOC -
                     National City Bank)                    0.42          5/01/2015            6,929
                                                                                          ----------
               BIOTECHNOLOGY (0.2%)
   10,925      Westgate Investment Fund, LLC (LOC -
                     Wells Fargo Bank, N.A.)                0.30          2/01/2012           10,925
                                                                                          ----------
               BROADCASTING (0.1%)
    3,200      New Jersey EDA (LOC - JPMorgan Chase
                     Bank, N.A.)                            0.50         10/01/2021            3,200
                                                                                          ----------
               BUILDING PRODUCTS (1.3%)
    4,170      Cornell Iron Works, Inc. (LOC - Bank of
                     America, N.A.)                         0.35          4/01/2019            4,170
    2,315      Haas Door Co., Inc. (LOC - National City
                     Bank)                                  0.52          6/01/2030            2,315
   13,660      Janus Investment, LLC (LOC - Regions
                     Bank)                                  3.00          8/01/2032           13,660
    4,000      Manhattan IDB (LOC - Harris, N.A.)           0.40          4/01/2028            4,000
    8,385      Moondance Enterprises, LP (LOC - PNC
                     Bank, N.A.)                            0.42         11/01/2020            8,385
    3,200      Pinellas County IDA (LOC - RBC Bank
                     (USA))                                 0.69          5/01/2027            3,200
      990      Schmitz Ready Mix, Inc. (LOC - U.S. Bank,
                     N.A.)                                  0.99          4/01/2046              990
   27,150      Union County (LOC - SunTrust Bank)           1.05         10/01/2027           27,150
    4,865      Volusia County IDA (LOC - RBC Bank (USA))    0.72          4/01/2024            4,865
    1,000      Warren County (LOC - JPMorgan Chase Bank,
                     N.A.)                                  0.63         12/01/2026            1,000
   10,000      Warren County (LOC - JPMorgan Chase Bank,
                     N.A.)                                  0.39         12/01/2031           10,000
                                                                                          ----------
                                                                                              79,735
                                                                                          ----------
               BUILDINGS (0.7%)
   21,250      Aquarium Parking Deck, LLC (LOC - Federal
                     Home Loan Bank of Atlanta)             0.30          4/01/2020           21,250
    8,390      Baltimore (LOC - Bank of America, N.A.)      0.28          7/01/2032            8,390
    3,095      Irondale Public Building Auth. (LOC -
                     Allied Irish Banks plc)                2.75         10/01/2035            3,095
    3,880      Miami Parking System (LOC - SunTrust
                     Bank)                                  1.10         10/01/2019            3,880
    4,260      Security Partners, LP (LOC - Wells Fargo
                     Bank, N.A.)                            0.35          3/15/2012            4,260
                                                                                          ----------
                                                                                              40,875
                                                                                          ----------
               CASINOS & GAMING (1.3%)
   67,000      Santa Rosa Rancheria Tachi Yokut Tribe
                     (LOC - JPMorgan Chase Bank, N.A.)      0.30          9/01/2019           67,000
    9,000      Strategic Fund (LOC - Deutsche Bank Trust
                     Co.)                                   0.50          3/01/2039            9,000
                                                                                          ----------
                                                                                              76,000
                                                                                          ----------
               COMMERCIAL PRINTING (0.2%)
    3,725      Fairway, LLC (LOC - U.S. Bank, N.A.)         1.00         12/01/2023            3,725
    2,615      John E. Staten Properties, Inc. (LOC -
                     National City Bank)                    0.52         10/01/2021            2,615


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                                                                        Portfolio of Investments | 4

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PRINCIPAL
AMOUNT                                                 COUPON OR                               VALUE
(000)          SECURITY                            DISCOUNT RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$   4,050      South Carolina Jobs EDA (LOC - Wachovia
                     Bank, N.A.)                            0.52%         4/01/2033       $    4,050
                                                                                          ----------
                                                                                              10,390
                                                                                          ----------
               COMMODITY CHEMICALS (0.1%)
    3,675      BleachTech, LLC (LOC - National City
                     Bank)                                  0.42         11/01/2035            3,675
                                                                                          ----------
               COMMUNICATIONS EQUIPMENT (0.6%)
   35,500      Utah Telecommunication Open
                     Infrastructure Agency (LOC -
                     Federal Home Loan Bank of
                     Cincinnati)                            0.70          6/01/2040           35,500
                                                                                          ----------
               COMMUNITY SERVICE (0.2%)
    6,530      Miami-Dade County IDA (LOC - Regions
                     Bank)                                  1.20          5/01/2028            6,530
    7,320      Toledo Lucas County Port Auth. (LOC -
                     Fifth Third Bank)                      1.10          9/01/2019            7,320
                                                                                          ----------
                                                                                              13,850
                                                                                          ----------
               CONSTRUCTION & ENGINEERING (0.4%)
   15,980      Boland Holdings, LLC (LOC - PNC Bank,
                     N.A.)                                  0.42         12/01/2039           15,980
    8,100      Liliha Parking Co., LP (LOC - First
                     Hawaiian Bank)                         1.00          8/01/2024            8,100
                                                                                          ----------
                                                                                              24,080
                                                                                          ----------
               CONSTRUCTION MATERIALS (0.2%)
    5,230      Alabama Paper Products, LLC (LOC - RBC
                     Bank (USA))                            0.74          1/01/2011            5,230
    3,350      DiGeronimo Aggregates, LLC (LOC -
                     National City Bank)                    0.42          1/01/2015            3,350
    2,765      Lee County IDA (LOC - SunTrust Bank)         1.75          4/01/2017            2,765
                                                                                          ----------
                                                                                              11,345
                                                                                          ----------
               CONSUMER ELECTRONICS (0.0%)
    2,170      Ferguson Township Industrial & Commercial
                     Dev. Auth. (LOC - Fulton Bank)         3.00         10/01/2021            2,170
                                                                                          ----------
               DIVERSIFIED METALS & MINING (0.1%)
    2,165      Lancaster IDA (LOC - Fulton Bank)            3.00          1/01/2015            2,165
    1,915      Lancaster IDA (LOC - Fulton Bank)            3.00          1/01/2027            1,915
                                                                                          ----------
                                                                                               4,080
                                                                                          ----------
               DIVERSIFIED REAL ESTATE ACTIVITIES (4.9%)
    9,495      2880 Stevens Creek, LLC (LOC - Bank of
                     the West)                              0.40         11/01/2033            9,495
    6,985      A & M Associates (LOC - Wells Fargo Bank,
                     N.A.)                                  0.35          3/01/2017            6,985
   26,505      CHF-Elon, LLC (LOC - Regions Bank)           2.05          6/01/2035           26,505
    5,275      Colonial Interstate Investments, LLC (LOC
                     - Regions Bank)                        2.05          6/01/2032            5,275
    7,109      Cornerstone Funding Corp. I (LOC -
                     SunTrust Bank)                         4.16          1/01/2012            7,109
    2,728      Cornerstone Funding Corp. I (LOC - RBS
                     Citizens, N.A.)                        3.86          1/01/2030            2,728
    8,856      Cornerstone Funding Corp. I (LOC - RBS
                     Citizens, N.A.)                        3.86          8/01/2031            8,856
    5,195      Dennis E. Eash and Florida O. Eash (LOC -
                     Hancock Bank)                          2.00          4/01/2025            5,195
    4,500      Douglas County Dev. Auth. (LOC - Wells
                     Fargo Bank, N.A.)                      0.40         12/01/2014            4,500

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5 | USAA Money Market Fund

----------------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                 COUPON OR                               VALUE
(000)          SECURITY                            DISCOUNT RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$   2,300      Houston County IDA (LOC - Wachovia Bank,
                     N.A.)                                  0.35%         8/01/2012       $    2,300
      955      JCM Properties, LP (LOC - PNC Bank, N.A.)    0.57          4/01/2013              955
    3,200      Los Lunas (LOC - Wells Fargo Bank, N.A.)     0.40          2/01/2025            3,200
    4,180      New Plaza Management, LLC (LOC - U.S.
                     Bank, N.A.)                            0.42          2/01/2024            4,180
   90,485      New York City Housing Dev. Corp. (LOC -
                     Landesbank Hessen-Thuringen)           0.68          6/01/2039           90,485
   18,105      NPJ Properties, LP (LOC - Manufacturers &
                     Traders Trust Co.)                     0.97          2/01/2027           18,105
   31,560      Paca-Pratt Associates, Inc. (LOC -                                              1,560
                     Manufacturers & Traders Trust Co.)     0.97          1/01/2038           3
    4,900      Rio Bravo, LLC (LOC - Wells Fargo Bank,
                     N.A.)                                  0.40         12/01/2033            4,900
   19,750      SF Tarns, LLC (LOC - Bank of America,
                     N.A.)                                  0.35         12/01/2025           19,750
    5,800      Stice-Hill Holding, LC (LOC - Hancock
                     Bank of Louisiana)                     0.95         12/01/2023            5,800
   20,240      Stobro Co., LP (LOC - Fulton Bank)           3.00          1/01/2032           20,240
   16,520      Woerner Holdings, Inc. (LOC - Wachovia
                     Bank, N.A.)                            0.25          7/01/2033           16,520
                                                                                          ----------
                                                                                             294,643
                                                                                          ----------
               EDUCATION (4.0%)
    3,870      Allegheny County Higher Education
                     Building Auth. (LOC - PNC Bank,
                     N.A.)                                  0.37          3/01/2038            3,870
    8,815      Calvin College (LOC - JPMorgan Chase
                     Bank, N.A.)                            0.44         10/01/2037            8,815
    6,200      Health and Educational Facilities Auth.
                     (LOC - Allied Irish Banks plc)         0.35         11/01/2017            6,200
    9,530      Higher Education Loan Auth. (LOC - Allied
                     Irish Banks plc)                       0.35         10/01/2033            9,530
    6,600      Illinois Finance Auth. (LOC - RBS
                     Citizens, N.A.)                        1.77          6/01/2037            6,600
   13,465      Indiana Finance Auth. (LOC - Key Bank,
                     N.A.)                                  0.65          7/01/2036           13,465
    1,245      Massachusetts Dev. Finance Agency (LOC -
                     JPMorgan Chase Bank, N.A.)             0.34         10/01/2012            1,245
    5,810      Massachusetts Dev. Finance Agency
                     (INS)(LIQ)                             1.24          7/01/2014            5,810
    9,000      Massachusetts Dev. Finance Agency (LOC -
                     Sovereign Bank)                        0.36          1/01/2037            9,000
   10,000      Massachusetts Dev. Finance Agency (LOC -
                     RBS Citizens, N.A.)                    0.80          7/01/2043           10,000
   16,705      Michigan Higher Education Facilities
                     Auth. (LOC - Fifth Third Bank)         0.90          4/01/2032           16,705
    5,215      Minnesota Higher Education Facilities
                     Auth. (LOC - U.S. Bank, N.A.)          0.35          4/01/2027            5,215
    8,135      Oklahoma City Industrial & Cultural
                     Facilities Trust (LOC - Bank of
                     America, N.A.)                         0.35          9/15/2016            8,135
    6,345      Pittsburgh Technical Institute, Inc. (LOC
                     - Wells Fargo Bank, N.A.)              0.45         10/01/2015            6,345
    3,960      Rockland County IDA (LOC - TD Bank, N.A.)    0.34          5/01/2034            3,960
    6,225      San Diego County (LOC - Comerica Bank,
                     N.A.)                                  0.24          1/01/2023            6,225
    3,410      Summit School (LOC - RBS Citizens, N.A.)     1.55          7/01/2027            3,410
   40,290      Tompkins County IDA (LOC - HSBC Bank USA)    0.57          7/01/2026           40,290
   10,970      Univ. Athletic Association, Inc. (LOC -
                     SunTrust Bank)                         0.30         10/01/2031           10,970
   48,545      Univ. of Cincinnati (LOC - Bayerische
                     Landesbank)                            0.80          6/01/2034           48,545
   15,695      Washington State Housing Finance
                     Commission (LOC - Bank of America,
                     N.A.)                                  0.25          7/01/2036           15,695
                                                                                          ----------
                                                                                             240,030
                                                                                          ----------
               EDUCATION SERVICES (3.6%)
    6,690      Berkeley Realty Co., LLC (LOC - Wachovia
                    Bank, N.A.)                             0.35          9/01/2021            6,690

----------------------------------------------------------------------------------------------------
                                                                        Portfolio of Investments | 6

----------------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                 COUPON OR                               VALUE
(000)          SECURITY                            DISCOUNT RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$   5,800      California Educational Facilities Auth.
                     (LOC - Allied Irish Banks plc)         1.00%        12/01/2028       $    5,800
   24,060      Catholic Univ. of America (LOC - SunTrust
                     Bank)                                  1.65          4/01/2034           24,060
    4,295      Clinic Building BG, LLC (LOC - U.S. Bank,
                     N.A.)                                  0.42          2/01/2033            4,295
    3,915      Cornerstone Funding Corp. I (LOC -
                     Comerica Bank, N.A.)                   3.86         11/01/2023            3,915
    8,901      Cornerstone Funding Corp. I (LOC - TD
                     Bank, N.A.)                            2.36          1/01/2025            8,901
    3,255      Educational Management Corp. (LOC - Wells
                     Fargo Bank, N.A.)                      0.40          5/01/2023            3,255
   11,915      Frisch School (LOC - Banco Santander)        0.35          5/01/2036           11,915
    6,800      Glendale IDA (LOC - Bank of New York
                     Mellon)                                0.25          7/01/2035            6,800
    2,015      Grove City Church of the Nazarene (LOC -
                     National City Bank)                    0.52          2/01/2024            2,015
   15,955      Indiana Educational Facilities Auth. (LOC
                     - RBS Citizens, N.A.)                  1.15         10/01/2029           15,955
    9,765      Loganville Christian Academy, Inc. (LOC -
                     Key Bank, N.A.)                        1.00          6/01/2038            9,765
   27,000      Mesivta Yeshiva Rabbi Chaim Berlin (LOC -
                     Allied Irish Banks plc)                1.04         11/01/2035           27,000
    3,075      Praise Tabernacle Outreach & Family
                     Worship Center (LOC - Comerica
                     Bank, N.A.)                            1.00          6/03/2024            3,075
    6,300      Rhode Island EDC (LOC - RBS Citizens,
                     N.A.)                                  0.80          3/01/2038            6,300
   10,375      Roman Catholic Diocese of Charlotte (LOC
                     - Wachovia Bank, N.A.)                 0.25          5/01/2014           10,375
    3,240      Roman Catholic Diocese of Houma-Thibodaux
                     (LOC - Allied Irish Banks plc)         2.74         12/01/2037            3,240
   10,590      Sabri Arac (LOC - Wells Fargo Bank, N.A.)    0.30         10/01/2035           10,590
   11,200      Saddleback Valley Community Church (LOC -
                     Federal Home Loan Bank of San
                     Francisco)                             0.30         11/01/2038           11,200
   10,895      St. James United Methodist Church (LOC -
                     Regions Bank)                          3.00          5/01/2037           10,895
    2,950      St. Louis County IDA (LOC - Fifth Third
                     Bank)                                  1.40          9/01/2038            2,950
    4,910      Summit School (LOC - U.S. Bank, N.A.)        1.00          2/01/2019            4,910
    5,025      Wilmington (LOC - Allied Irish Banks plc)    0.40          7/01/2031            5,025
   12,520      World Wildlife Fund, Inc. (LOC - JPMorgan
                     Chase Bank, N.A.)                      0.30          7/01/2030           12,520
    5,625      Yamhill County (LOC - Bank of America,
                     N.A.)                                  0.35         10/01/2020            5,625
                                                                                          ----------
                                                                                             217,071
                                                                                          ----------
               ELECTRIC UTILITIES (3.0%)
   55,000      Brazos River Auth. (LOC - Citibank, N.A.)    0.32         12/01/2036           55,000
    5,985      Converse County                              2.05         12/01/2020            5,985
   37,300      Garfield County Industrial Auth.             0.50          1/01/2025           37,300
    7,700      Indiana Dev. Finance Auth.                   0.47         12/01/2038            7,700
   13,300      Indiana Dev. Finance Auth.                   0.96         12/01/2038           13,300
   29,900      Jacksonville                                 0.50          5/01/2029           29,900
   30,000      West Jefferson IDB                           0.35          6/01/2028           30,000
                                                                                          ----------
                                                                                             179,185
                                                                                          ----------
               ELECTRIC/GAS UTILITIES (0.1%)
    5,000      M-S-R Public Power Agency (LOC - Dexia
                     Credit Local)                          0.70          7/01/2020            5,000
                                                                                          ----------
               ElECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    5,180      Albuquerque (LOC - Wells Fargo Bank,
                     N.A.)                                  0.30          8/01/2025            5,180
                                                                                          ----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,885      Putnam County IDA (LOC - RBS Citizens,
                     N.A.)                                  1.30          7/01/2032            2,885
                                                                                          ----------

----------------------------------------------------------------------------------------------------
7 | USAA Money Market Fund

----------------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                 COUPON OR                               VALUE
(000)          SECURITY                            DISCOUNT RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
$  11,300      Miami-Dade County IDA (LOC - JPMorgan
                     Chase Bank, N.A.)                      0.30%         9/01/2027       $   11,300
                                                                                          ----------
               FOOD DISTRIBUTORS (0.2%)
    7,655      KFDT, LP (LOC - Fifth Third Bank)            1.60          3/01/2035            7,655
    3,550      REG Properties, LLC (LOC - National City
                     Bank)                                  0.42          4/01/2035            3,550
                                                                                          ----------
                                                                                              11,205
                                                                                          ----------
               FOOD RETAIL (0.2%)
    3,415      Food Supply, Inc. (LOC - SunTrust Bank)      1.05          5/01/2024            3,415
    9,000      Saubels Market, Inc. (LOC - Fulton Bank)     3.00          5/01/2034            9,000
                                                                                          ----------
                                                                                              12,415
                                                                                          ----------
               FOREST PRODUCTS (0.1%)
    1,151      Chenango County IDA (LOC - Citizens Bank
                     of Pennsylvania)                       4.75         12/01/2020            1,151
    6,320      Rex Lumber, LLC (LOC - Federal Home Loan
                     Bank of Dallas)                        0.44          2/01/2022            6,320
                                                                                          ----------
                                                                                               7,471
                                                                                          ----------
               GAS UTILITIES (0.6%)
   36,000      Summit Utilities, Inc. (LOC - JPMorgan
                     Chase Bank, N.A.)                      0.75          4/01/2038           36,000
                                                                                          ----------
               GENERAL MERCHANDISE STORES (0.2%)
   11,850      Marion EDA (LOC - Key Bank, N.A.)            1.55          2/01/2035           11,850
                                                                                          ----------
               GENERAL OBLIGATION (3.7%)
    7,500      Bridgeview (LOC - Harris, N.A.)              0.34         12/01/2038            7,500
    7,500      Bridgeview (LOC - Northern Trust Co.)        0.34         12/01/2038            7,500
    9,100      Butler County (LIQ)(INS)                     0.32         10/01/2017            9,100
   13,115      Covington (LOC - U.S. Bank, N.A.)            1.00         12/01/2029           13,115
   13,915      Fiddler's Business Improvement District
                     (LOC - Key Bank, N.A.)                 1.25         12/01/2037           13,915
   25,000      Fiddler's Business Improvement District
                     (LOC - Key Bank, N.A.)                 0.65         12/01/2038           25,000
   35,045      Michigan Charter Township of Commerce
                     (LOC - RBS Citizens, N.A.)             3.00         10/01/2034           35,045
    4,440      Montgomery Downtown Redevelopment Auth.
                     (LOC - Regions Bank)                   3.00         11/01/2018            4,440
   12,025      Oakland County Charter Township of
                     Commerce (LIQ)                         2.00         10/01/2018           12,025
   93,700      Southern Ute Indian Tribe  (a)               1.05          1/01/2027           93,700
                                                                                          ----------
                                                                                             221,340
                                                                                          ----------
               HEALTH CARE EQUIPMENT (0.1%)
    3,555      Rawcar Group, LLC (LOC - National City
                     Bank)                                  0.42          4/01/2036            3,555
                                                                                          ----------
               HEALTH CARE FACILITIES (8.0%)
    8,550      Baptist Medical Plaza Associates (LOC -
                     KBC Bank, N.V.)                        1.00          6/01/2017            8,550
    4,000      Bayfront Regional Dev. Auth. (LOC - PNC
                     Bank, N.A.)                            0.32         11/01/2027            4,000
   13,815      Bronson Lifestyle Improvement & Research
                     Center (LOC - Fifth Third Bank)        1.90          9/01/2030           13,815
    7,995      California Statewide Communities Dev.
                     Auth. (LOC - Allied Irish Banks
                     plc)                                   3.00         11/15/2042            7,995

----------------------------------------------------------------------------------------------------
                                                                        Portfolio of Investments | 8

----------------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                 COUPON OR                               VALUE
(000)          SECURITY                            DISCOUNT RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  14,585      Chestnut Hill Benevolent Association (LOC
                     - TD Bank, N.A.)                       0.34%         2/01/2035       $   14,585
    3,350      Christopher Place Management, LLC (LOC -
                     Fifth Third Bank)                      2.00          5/01/2030            3,350
   19,800      Cleveland-Cuyahoga County (LOC - Key
                     Bank, N.A.)                            1.25          1/01/2037           19,800
   11,000      Clinic Investment, LP (LOC - National
                     City Bank)                             0.42          6/01/2015           11,000
    3,010      Columbia County IDA (LOC - Key Bank,
                     N.A.)                                  1.65          7/01/2027            3,010
    3,340      Community Behavioral Healthcare
                     Cooperative of Pennsylvania (LOC -
                     Fulton Bank)                           3.00          9/01/2027            3,340
    1,875      District of Columbia (LOC - Manufacturers
                     & Traders Trust Co.)                   0.97          7/01/2032            1,875
    2,440      Doctors Park, LLP (LOC - U.S. Bank, N.A.)    0.39          8/01/2047            2,440
    8,300      Dome Corp. (LOC - Wachovia Bank, N.A.)       0.35          8/31/2016            8,300
    4,665      Duchesne County (LOC - JPMorgan Chase
                     Bank, N.A.)                            0.34          8/01/2024            4,665
    5,005      Dunn Nursing Home, Inc. (LOC - Federal
                     Home Loan Bank of Atlanta)             0.44          2/01/2024            5,005
    5,100      Guilford Capital, LLC (LOC - Regions
                     Bank)                                  2.05          8/01/2022            5,100
    5,570      Hamot Surgery Center, LLC (LOC - PNC
                     Bank, N.A.)                            0.42          7/01/2030            5,570
   16,870      Healthcare Network Properties, LLC (LOC -
                     National City Bank)                    0.37          1/01/2029           16,870
   22,705      Healthcare Property Group, LLC (LOC -
                     SunTrust Bank)                         1.05         12/01/2030           22,705
    8,030      Heart Center Cascades (LOC - Key Bank,
                     N.A.)                                  1.55         12/01/2036            8,030
    5,870      Heart Property, LLC (LOC - National City
                     Bank)                                  0.42          7/01/2026            5,870
   16,855      Illinois Finance Auth. (LOC - Bank of
                     America, N.A.)                         0.35         12/01/2034           16,855
    6,940      Indiana Health and Educational Facility
                     Financing Auth. (LOC - Fifth Third
                     Bank)                                  1.30          9/01/2036            6,940
    8,005      Jackson 2000, LLC (LOC - Key Bank, N.A.)     1.55          6/01/2049            8,005
    6,160      Louisiana Public Facilities Auth. (LOC -
                     Capital One, N.A.)                     1.75          7/01/2028            6,160
   14,910      Massachusetts Dev. Finance Agency (LOC -
                     Sovereign Bank)                        0.20         11/01/2042           14,910
    3,075      MCE MOB IV, LP (LOC - National City Bank)    0.37          8/01/2022            3,075
    8,050      Medical Properties Investment Co. -
                     Walker, LLC (LOC - Fifth Third
                     Bank)                                  1.30         11/01/2035            8,050
    6,100      MediLucent MOB I, LP (LOC - National City
                     Bank)                                  0.37          8/01/2030            6,100
    7,240      Medina County (LOC - RBS Citizens, N.A.)     2.35          8/01/2037            7,240
   13,685      MMC Corp. (LOC - JPMorgan Chase Bank,
                     N.A.)                                  2.25         11/01/2035           13,685
   14,715      New Tristate Ventures, LLC (LOC - Fifth
                     Third Bank)                            1.30          5/01/2026           14,715
    3,435      Ohio Presbyterian Retirement Services
                     (LOC - National City Bank)             0.42          7/01/2033            3,435
    5,705      Onondaga County IDA (LOC - Key Bank,
                     N.A.)                                  1.65          1/01/2023            5,705
   18,565      OSF Finance Co., LLC (LOC - National City
                     Bank)                                  0.37         12/01/2037           18,565
   21,735      OSS Realty Co. (LOC - Federal Home Loan
                     Bank of Pittsburgh) (a)                0.32          9/01/2034           21,735
    6,100      PCP Investors, LLC (LOC - Wells Fargo
                     Bank, N.A.)                            0.30         12/01/2024            6,100
   21,800      Polk County IDA (LOC - Bank of America,
                     N.A.)                                  0.35         12/01/2018           21,800
    7,110      Premier Senior Living, LLC (LOC -
                     Wachovia Bank, N.A.)                   0.59          8/01/2037            7,110
    4,950      Premier Senior Living, LLC (LOC -
                     Wachovia Bank, N.A.)                   0.59          8/01/2037            4,950
    4,120      Premier Senior Living, LLC (LOC -
                     Wachovia Bank, N.A.)                   0.59          8/01/2037            4,120
    3,200      Premier Senior Living, LLC (LOC -
                     Wachovia Bank, N.A.)                   0.59          8/01/2037            3,200


----------------------------------------------------------------------------------------------------
9 | USAA Money Market Fund

----------------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                 COUPON OR                               VALUE
(000)          SECURITY                            DISCOUNT RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$   2,300      Premier Senior Living, LLC (LOC -
                     Wachovia Bank, N.A.)                   0.59%         8/01/2037       $    2,300
   24,750      Premier Senior Living, LLC (LOC -
                     Wachovia Bank, N.A.)                   0.59          8/01/2037           24,750
    2,725      Premier Senior Living, LLC (LOC -
                     Wachovia Bank, N.A.)                   0.59          8/01/2037            2,725
    1,700      Premier Senior Living, LLC (LOC -
                     Wachovia Bank, N.A.)                   0.59          8/01/2037            1,700
    9,805      San Juan Regional Medical Center, Inc.
                     (LOC - Bank of Nova Scotia)            0.42          6/01/2037            9,805
    8,685      Sumner Medical Plaza, LLC (LOC - Fifth
                     Third Bank)                            1.60         10/01/2010            8,685
    3,150      Surgery Center Financing Corp. (LOC -
                     National City Bank)                    0.42          4/01/2020            3,150
   16,405      Tack Capital Co. (LOC - Wachovia Bank,
                     N.A.)                                  0.25          6/01/2031           16,405
   14,270      Trinitas Hospital (LOC - Wachovia Bank,
                     N.A.)                                  0.25          7/01/2035           14,270
    1,865      United Church Homes, Inc. (LOC - Allied
                     Irish Banks plc)                       3.00          9/01/2027            1,865
   13,960      West Park Hospital Medical Facilities
                     Foundation (LOC - Key Bank, N.A.)      2.24          6/01/2033           13,960
    3,400      Woodbury County (LOC - Wells Fargo Bank,
                     N.A.)                                  0.40         12/01/2014            3,400
                                                                                          ----------
                                                                                             481,345
                                                                                          ----------
               HEALTH CARE SERVICES (0.3%)
   10,045      Central Ohio Medical Textiles (LOC -
                     National City Bank)                    0.37          3/01/2023           10,045
    8,935      Kaneville Road Joint Venture (LOC -
                     Federal Home Loan Bank of Chicago)     0.40         11/01/2032            8,935
                                                                                          ----------
                                                                                              18,980
                                                                                          ----------
               HEALTH MISCELLANEOUS (0.4%)
   21,850      Everett Clinic P.S. (LOC - Bank of
                     America, N.A.)                         0.39          5/01/2027           21,850
                                                                                          ----------
               HEAVY ELECTRICAL EQUIPMENT (0.2%)
    9,570      Mississippi Business Finance Corp. (LOC -
                     Regions Bank)                          2.25         10/01/2018            9,570
                                                                                          ----------
               HOME FURNISHINGS (0.1%)
    4,940      Caddo Parish IDB (LOC - Capital One,
                     N.A.)                                  0.70          7/01/2024            4,940
    1,970      Maryland EDC (LOC - Manufacturers &
                     Traders Trust Co.)                     0.97          8/01/2016            1,970
                                                                                          ----------
                                                                                               6,910
                                                                                          ----------
               HOME IMPROVEMENT RETAIL (0.3%)
    8,080      Brookhaven, IDA (LOC - Capital One, N.A.)    1.24          1/01/2025            8,080
   11,750      Savannah EDA (LOC - SunTrust Bank)           0.70          8/01/2025           11,750
                                                                                          ----------
                                                                                              19,830
                                                                                          ----------
               HOSPITAL (7.8%)
    4,125      Adventist Health System West (LOC - Wells
                     Fargo Bank, N.A.)                      0.30          9/01/2016            4,125
    2,265      Chesterfield County EDA (LIQ)(INS)           0.29         11/01/2042            2,265
    3,100      Clarke County IDA (LIQ)(INS)                 0.36          1/01/2030            3,100
   23,220      Clinton County (LOC - Fifth Third Bank)      0.77          6/01/2032           23,220
   30,950      Colorado Health Facilities Auth.
                     (INS)(LIQ)                             0.41          5/15/2024           30,950
    3,605      Fayette County (LOC - National City Bank)    0.37          8/01/2023            3,605
    9,155      Floyd County (LOC - JPMorgan Chase Bank,
                     N.A.)                                  0.50         12/01/2020            9,155


----------------------------------------------------------------------------------------------------
                                                                       Portfolio of Investments | 10

----------------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                 COUPON OR                               VALUE
(000)          SECURITY                            DISCOUNT RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  21,225      Harrison County Health Facilities Dev.
                     Corp. (LOC - Regions Bank)             1.20%         4/01/2026       $   21,225
   14,000      Highlands County Health Facilities Auth.
                     (LOC - Federal Home Loan Bank of
                     Atlanta)                               0.21         11/15/2026           14,000
   37,500      Highlands County Health Facilities Auth.
                     (LOC - Federal Home Loan Bank of
                     Atlanta)                               0.21         11/15/2034           37,500
   25,000      Illinois Finance Auth. (LOC - RBS
                     Citizens, N.A.)                        0.90          4/01/2041           25,000
   12,100      Indiana Health Facility Financing Auth.
                     (LOC - Bank of America, N.A.)          0.29          1/01/2019           12,100
   29,440      Indiana Health Facility Financing Auth.
                     (LIQ)(INS)                             1.00          3/01/2033           29,440
   45,000      Indiana Health Facility Financing Auth.
                     (LIQ)(INS)                             1.10          3/01/2033           45,000
   77,055      Johnson City Health and Educational
                     Facilities Board (LOC - Regions
                     Bank)                                  3.10          7/01/2033           77,055
    6,000      Long Beach Health Facilities                 0.32         10/01/2016            6,000
   20,675      Louisiana Health System (INS)(LIQ)           0.90         10/01/2022           20,675
   38,550      Minnesota Agricultural and EDB (INS)(LIQ)    0.38          2/15/2017           38,550
   57,000      Montgomery County (LIQ)(INS)                 0.30          8/01/2047           57,000
    1,920      New Hampshire Health and Education
                     Facilities Auth. (LOC - JPMorgan
                     Chase Bank, N.A.)                      0.34          1/01/2030            1,920
    7,400      Statewide Communities Dev. Auth.
                     (LIQ)(LOC - Citigroup, Inc.) (a)       0.96          7/01/2012            7,400
                                                                                          ----------
                                                                                             469,285
                                                                                          ----------
               HOTELS, RESORTS, & CRUISE LINES (0.5%)
    5,100      Albany-Dougherty Inner City EDA (LOC -
                     SunTrust Bank)                         2.00         11/01/2023            5,100
    7,065      Alprion, LLC (LOC - Federal Home Loan
                     Bank of Topeka)                        0.35         10/01/2034            7,065
    2,645      Connecticut Dev. Auth. (LOC - TD Bank,
                     N.A.)                                  0.34         12/01/2028            2,645
   13,955      Forward Corp. (LOC - Fifth Third Bank)       1.30         12/01/2030           13,955
    3,600      Massachusetts Port Auth. (LOC - Royal
                     Bank of Scotland plc)                  0.35          3/01/2018            3,600
                                                                                          ----------
                                                                                              32,365
                                                                                          ----------
               HOUSEHOLD APPLIANCES (0.2%)
   14,885      Mississippi Business Finance Corp. (LOC -
                     Wells Fargo Bank, N.A.)                1.50          6/01/2015           14,885
                                                                                          ----------
               INDUSTRIAL MACHINERY (0.3%)
    6,940      AL-FE Heat Treating, Inc. (LOC - National
                     City Bank)                             0.42          5/01/2021            6,940
    3,365      Boone County (LOC - Fifth Third Bank)        1.17          7/01/2026            3,365
    5,325      Sterling Pipe & Tube, Inc. (LOC -
                     National City Bank)                    0.42         11/01/2012            5,325
    3,300      Strategic Fund Ltd. (LOC - Fifth Third
                     Bank)                                  1.17          3/01/2023            3,300
                                                                                          ----------
                                                                                              18,930
                                                                                          ----------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   11,430      South Central Communications Corp. (LOC -
                     Fifth Third Bank)                      1.30          4/01/2018           11,430
                                                                                          ----------
               LEISURE FACILITIES (1.7%)
    6,110      Cattail Creek Country Club, Inc. (LOC -
                     Manufacturers & Traders Trust Co.)     0.97          3/01/2031            6,110
    3,800      Healthtrack Sports & Wellness, LP (LOC -
                     JPMorgan Chase Bank, N.A.)             0.30          2/15/2027            3,800
    6,505      Old South Country Club, Inc. (LOC -
                     Manufacturers & Traders Trust Co.)     0.97         12/01/2031            6,505

----------------------------------------------------------------------------------------------------
11 | USAA Money Market Fund

----------------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                 COUPON OR                               VALUE
(000)          SECURITY                            DISCOUNT RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  13,970      TP Racing, LLP (LOC - JPMorgan Chase
                     Bank, N.A.)                            0.30%         6/01/2030       $   13,970
   75,000      Twins Ballpark, LLC (INS)(LIQ) (a)           1.43         10/01/2034           75,000
                                                                                          ----------
                                                                                             105,385
                                                                                          ----------
               LEISURE PRODUCTS (0.4%)
    9,710      Fun Entertainment, LLC (LOC - Wachovia
                     Bank, N.A.)                            0.35          1/01/2025            9,710
    6,500      Monroe County IDB (LOC - SunTrust Bank)      0.70          1/01/2021            6,500
    3,190      Rhode Island Industrial Facilities Corp.
                     (LOC - RBS Citizens, N.A.)             0.80          2/01/2021            3,190
    6,310      Robert C. Fox Jr. (LOC - Comerica Bank,
                     N.A.)                                  1.50          6/01/2033            6,310
                                                                                          ----------
                                                                                              25,710
                                                                                          ----------
               LIFE & HEALTH INSURANCE (0.0%)
    1,850      Ronald Ray Irrevocable Life Insurance
                     Trust (LOC - Federal Home Loan Bank
                     of Atlanta)                            0.44          8/01/2022            1,850
                                                                                          ----------
               MARINE (0.1%)
    7,120      Washington Economic Dev. Finance Auth.
                     (LOC - Key Bank, N.A.)                 3.75          3/01/2037            7,120
                                                                                          ----------
               MISCELLANEOUS (0.0%)
    2,150      Donaldsonville IDB (LOC - Regions Bank)      4.10          4/01/2023            2,150
                                                                                          ----------
               MULTI-UTILITIES (0.2%)
   10,000      Sempra Energy ESOP & Trust (NBGA) (a)        1.55         11/01/2014           10,000
                                                                                          ----------
               MULTIFAMILY HOUSING (2.7%)
    8,430      Alabama Housing Finance Auth. (LOC - U.S.
                     Bank, N.A.)                            0.29          4/01/2037            8,430
   19,975      California Statewide Communities (LOC -
                     Bank of America, N.A.)                 0.27          4/01/2042           19,975
   62,025      Housing Finance Commission (LOC - HSH
                     Nordbank A.G.)                         0.40          3/01/2036           62,025
   12,500      Independence Place Fort Campbell
                     Patriots, LLC (LOC - Bank of
                     America, N.A.)                         0.35          1/01/2040           12,500
    6,225      Los Angeles Community Redevelopment
                     Agency (LOC - Bank of America,
                     N.A.)                                  0.40         10/15/2038            6,225
    9,500      Los Angeles Community Redevelopment
                     Agency (LOC - Bank of America,
                     N.A.)                                  0.40         10/15/2038            9,500
   15,871      Massachusetts Housing Finance Agency (LOC
                     - JPMorgan Chase Bank, N.A.)           0.30          6/01/2037           15,871
   26,670      Osprey Property Co., LLC (LOC - Wells
                     Fargo Bank, N.A.)                      0.30          9/01/2033           26,670
    3,500      Provence, LLC (LOC - Bank of America,
                     N.A.)                                  0.90          9/01/2037            3,500
                                                                                          ----------
                                                                                             164,696
                                                                                          ----------
               MUNICIPAL FINANCE (0.6%)
   37,805      Sunshine State Governmental Financing
                     Commission (LOC - Dexia Credit
                     Local)                                 0.27          7/01/2016           37,805
                                                                                          ----------
               NURSING/CCRC (2.4%)
    5,000      Bucks County IDA (LOC - Citizens Bank of
                     Pennsylvania)                          0.97          1/01/2037            5,000
    4,760      Cuyahoga County (LOC - Fifth Third Bank)     1.10         11/01/2023            4,760
    6,250      Erie County IDA (LOC - Sovereign Bank)       0.97         11/15/2036            6,250
   25,930      Gaithersburg (LOC - KBC Bank, N.V.)          0.35          1/01/2036           25,930
    8,090      Illinois Finance Auth. (LOC - Sovereign
                     Bank)                                  0.22          5/15/2031            8,090


----------------------------------------------------------------------------------------------------
                                                                       Portfolio of Investments | 12

----------------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                 COUPON OR                               VALUE
(000)          SECURITY                            DISCOUNT RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$   3,480      Indiana Finance Auth. (LOC - Federal Home
                     Loan Bank of Indianapolis)             0.76%         7/01/2029       $    3,480
    5,305      Lancaster County Hospital Auth. (LOC -
                     Allied Irish Banks plc)                0.31          7/01/2030            5,305
    1,200      Lynchburg Redevelopment & Housing Auth.
                     (LOC - Manufacturers & Traders
                     Trust Co.)                             0.97         12/01/2034            1,200
   45,330      Moon IDA (LOC - Bank of Scotland)            0.24          7/01/2038           45,330
    9,480      Multnomah County (LOC - Bank of Scotland)    1.20         10/01/2047            9,480
   15,055      Nassau County IDA (LOC - Bank of America,
                     N.A.)                                  0.19          1/01/2028           15,055
    1,465      Roanoke County EDA (LOC - Branch Banking
                     & Trust Co.)                           1.49         10/01/2028            1,465
    8,885      Schenectady County IDA (LOC - RBS
                     Citizens, N.A.)                        1.55          2/01/2037            8,885
    3,800      Washington State Housing Finance
                     Commission (LOC - Bank of America,
                     N.A.)                                  0.40          7/01/2041            3,800
                                                                                          ----------
                                                                                             144,030
                                                                                          ----------
               OIL & GAS EQUIPMENT & SERVICES (0.1%)
    8,140      Shipley Group, LP (LOC - RBS Citizens,
                     N.A.)                                  1.55         12/01/2016            8,140
                                                                                          ----------
               OIL & GAS REFINING & MARKETING (0.2%)
   13,400      Harris County IDC                            0.30          3/01/2023           13,400
                                                                                          ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   15,000      Mortgage Bankers Association of America
                     (LOC - PNC Bank, N.A.)                 0.35          5/01/2038           15,000
                                                                                          ----------
               PACKAGED FOODS & MEAT (0.6%)
    4,545      Brewster Dairy, Inc. (LOC - BMO Bank of
                     Montreal)                              0.42          4/03/2023            4,545
    3,115      Lancaster IDA (LOC - Fulton Bank)            3.00          6/01/2027            3,115
    3,000      Las Cruces IDB (LOC - Wells Fargo Bank,
                     N.A.)                                  0.30         12/01/2018            3,000
    3,040      Laurel County (LOC - Fifth Third Bank)       2.10          3/01/2015            3,040
    5,775      Laurel County (LOC - Wells Fargo Bank,
                     N.A.)                                  0.40          5/01/2033            5,775
    5,885      South Carolina Jobs EDA (LOC - Regions
                     Bank)                                  1.25          2/01/2016            5,885
    7,610      St. Tammany Parish (LOC - Regions Bank)      2.00          7/01/2022            7,610
    2,625      York (LOC - RBS Citizens, N.A.)              1.80          6/01/2019            2,625
                                                                                          ----------
                                                                                              35,595
                                                                                          ----------
               PAPER PACKAGING (0.0%)
    2,240      Washington Finance EDA (LOC - Wells Fargo
                     Bank, N.A.)                            0.40          4/01/2033            2,240
                                                                                          ----------
               PAPER PRODUCTS (0.6%)
   16,500      Campbell County IDA (LOC - Bank of
                     America, N.A.)                         0.21         12/01/2019           16,500
   11,100      Fayette County (LOC - Bank of America,
                     N.A.)                                  0.24          5/01/2018           11,100
    5,600      Willacoochee Dev. Auth. (LOC - Federal
                     Home Loan Bank of Atlanta)             0.36          5/01/2021            5,600
                                                                                          ----------
                                                                                              33,200
                                                                                          ----------
               REAL ESTATE DEVELOPMENT (0.2%)
   14,000      Blair County IDA (LOC - PNC Bank, N.A.)      0.32         10/01/2028           14,000
                                                                                          ----------
               REAL ESTATE OPERATING COMPANIES (9.3%)
   13,635      411 Seventh Avenue Associates, LP (LOC -
                     National City Bank)                    0.42          1/01/2027           13,635

----------------------------------------------------------------------------------------------------
13 | USAA Money Market Fund

----------------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                 COUPON OR                               VALUE
(000)          SECURITY                            DISCOUNT RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  49,105      ABAG Finance Auth. for Nonprofit Corp.
                     (LIQ)(LOC - Citigroup, Inc.) (a)       1.06%         4/01/2011       $   49,105
    5,235      AIK Partners, LLC (LOC - Wachovia Bank,
                     N.A.)                                  0.42          2/01/2031            5,235
    2,265      Beaver Creek Enterprises, Inc. (LOC -
                     National City Bank)                    0.42          3/02/2020            2,265
    3,320      Cain Capital Investments, LLC (LOC -
                     Federal Home Loan Bank of
                     Cincinnati)                            0.69         10/01/2046            3,320
    2,050      Chicago (LOC - Bank of America, N.A.)        0.34          3/01/2039            2,050
   32,670      Cobb County Housing Auth. (LIQ)(LOC -
                     Citigroup, Inc.) (a)                   1.06          6/01/2035           32,670
    8,750      Cobb County Housing Auth. (LOC - Federal
                     Home Loan Bank of Atlanta)             0.31         10/01/2035            8,750
    9,000      Contra Costa County (LOC - Bank of
                     America, N.A.)                         0.40          4/15/2046            9,000
   28,710      DeKalb County Housing Auth. (LIQ)(LOC -
                     Citigroup, Inc.) (a)                   1.06         11/07/2012           28,710
   10,500      Donegal Crossing Associates, LLC (LOC -
                     Federal Home Loan Bank of
                     Pittsburgh)                            0.50          8/15/2027           10,500
    7,520      East Hempfield IDA (LOC - Fulton Bank)       2.85         10/15/2026            7,520
   16,800      Fairway Park Properties, LLC (LOC -
                     National City Bank)                    0.42         10/15/2026           16,800
   17,570      Florida Housing Finance Corp. (LOC - Key
                     Bank, N.A.)                            0.75          6/15/2036           17,570
    3,175      Fountains Apartments, LLC (LOC - Fifth
                     Third Bank)                            1.35          9/01/2036            3,175
    3,700      Franklin County (LOC - Fifth Third Bank)     1.17          8/01/2035            3,700
   14,540      Ft. Northport, LLC (LOC - Regions Bank)      2.05         12/01/2031           14,540
    1,750      Fulton County Housing Auth. (LOC -
                     Federal Home Loan Bank of Atlanta)     0.35          2/01/2041            1,750
    4,900      H&P Holdings, LLC (LOC - RBC Bank (USA))     0.84          7/01/2026            4,900
    9,055      Harlan Dev. Co., LLC (LOC - Fifth Third
                     Bank)                                  1.30         12/01/2023            9,055
    9,810      Harlan Dev. Co., LLC (LOC - Fifth Third
                     Bank)                                  1.30         12/01/2044            9,810
    7,350      Harvard (LOC - Fifth Third Bank)             1.31         12/01/2025            7,350
    2,355      Hickory Creek Apartments, LLC (LOC -
                     Fifth Third Bank)                      1.35          9/01/2036            2,355
    5,600      Illinois Housing Dev. Auth. (LOC - Bank
                     of America, N.A.)                      0.36          1/01/2034            5,600
    2,270      Islip IDA (LOC - Citibank, N.A.)             1.00         11/01/2020            2,270
    5,750      JJB Properties, LLC (LOC - Federal Home
                     Loan Bank of Dallas)                   1.50          1/01/2036            5,750
    4,795      Jungs Station & Timberlane Village
                     Associates (LOC - Wachovia Bank,
                     N.A.)                                  0.35          9/01/2027            4,795
    5,680      Lodge Apartments Holdings, LLC (LOC -
                     Wachovia Bank, N.A.)                   0.35          3/01/2026            5,680
   37,050      Massachusetts Dev. Finance Agency (LOC -
                     Bayerische Landesbank)                 0.65         12/01/2040           37,050
    6,505      McHenry (LOC - Fifth Third Bank)             1.21         12/01/2024            6,505
   10,000      Nashville and Davidson County Health and
                     Educational Facilities Board (LOC -
                     Fifth Third Bank)                      1.16          9/01/2036           10,000
    9,065      Nebar Investments, LLC (LOC - Fifth Third
                     Bank)                                  1.30          7/01/2050            9,065
   15,200      Net Magan, LLC (LOC - Wachovia Bank,
                     N.A.)                                  0.25          4/01/2026           15,200
    9,900      New York City Housing Dev. Corp. (LOC -
                     Landesbank Hessen-Thuringen)           0.60         12/01/2036            9,900
   10,000      New York City Housing Dev. Corp. (LOC -
                     RBS Citizens, N.A.)                    0.80          3/01/2048           10,000
   36,175      New York City Housing Dev. Corp. (LOC -
                     RBS Citizens, N.A.)                    1.07          3/01/2048           36,175
   11,625      Nick & Nat Properties, LLC (LOC - Fifth
                     Third Bank)                            1.30          5/01/2025           11,625
    5,600      Orange County Housing Finance Auth. (LOC
                     - Compass Bank)                        0.86          1/15/2040            5,600
    8,660      Orange County Housing Finance Auth. (LOC
                     - SunTrust Bank)                       1.00          8/15/2042            8,660

----------------------------------------------------------------------------------------------------
                                                                       Portfolio of Investments | 14

----------------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                 COUPON OR                               VALUE
(000)          SECURITY                            DISCOUNT RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$   9,050      Orange County Housing Finance Auth. (LOC
                     - SunTrust Bank)                       1.00%         8/15/2042       $    9,050
    2,970      Richfield Technology Associates, LLC (LOC
                     - U.S. Bank, N.A.)                     0.42          4/01/2020            2,970
   10,690      Sacramento County Housing Auth. (LIQ)(LOC
                     - Citigroup, Inc.) (a)                 0.97          7/05/2017           10,690
   11,500      Seattle Housing Auth. (LOC - Key Bank,
                     N.A.)                                  0.85          3/01/2039           11,500
    9,535      Shepherd Capital, LLC (LOC - Wachovia
                     Bank, N.A.)                            0.35         11/01/2052            9,535
   21,760      South Carolina Jobs EDA (LOC - SunTrust
                     Bank)                                  0.70         12/01/2035           21,760
    2,485      Spiller, LLC (LOC - RBC Bank (USA))          0.74          6/01/2018            2,485
    7,575      Sugar Creek Finance Co., LLC (LOC -
                     National City Bank)                    0.42          6/01/2042            7,575
   16,505      Trinity Funding, LLC (LOC - Fifth Third
                     Bank)                                  1.30          3/01/2036           16,505
    2,595      Univ. Ltd. Properties, LLC (LOC - RBC
                     Bank (USA))                            0.74          6/01/2026            2,595
   16,130      Willow Interests, LLC (LOC - Fifth Third
                     Bank)                                  1.60          4/01/2025           16,130
                                                                                          ----------
                                                                                             558,435
                                                                                          ----------
               REAL ESTATE SERVICES (0.1%)
    4,500      District of Columbia (LOC - SunTrust
                     Bank)                                  0.70          4/01/2024            4,500
                                                                                          ----------
               REAL ESTATE TAX/FEE (0.2%)
    6,400      Jasper, Morgan, Newton, & Walton County
                     (LOC - Bank of America, N.A.)          0.55         12/01/2020            6,400
    5,565      Michigan Strategic Fund Ltd. (LOC - Fifth
                     Third Bank)                            0.90          8/01/2023            5,565
                                                                                          ----------
                                                                                              11,965
                                                                                          ----------
               REGIONAL BANKS (0.3%)
   16,760      Bhavnani, LLC (LOC - Mellon 1st Business
                     Bank, N.A.)                            0.50          5/01/2038           16,760
                                                                                          ----------
               REITS - DIVERSIFIED (0.3%)
   15,100      New York Housing Finance Agency (LOC -
                     Landesbank Hessen-Thuringen)           0.35          5/01/2042           15,100
                                                                                          ----------
               RESEARCH & CONSULTING SERVICES (0.5%)
   28,925      Fuller Road Management Corp. (LOC - Key
                     Bank, N.A.)                            1.25          7/01/2037           28,925
                                                                                          ----------

               SALES TAX (0.1%)

    7,750      Arista Metropolitan District (LOC -
                     Compass Bank)                          1.00         12/01/2030            7,750
                                                                                          ----------
               SINGLE FAMILY HOUSING (1.0%)
   27,885      California Housing Finance Agency
                     (LIQ)(INS)                             0.50          8/01/2022           27,885
   34,750      Wisconsin Housing & EDA (LIQ)(INS)           0.50          9/01/2032           34,750
                                                                                          ----------
                                                                                              62,635
                                                                                          ----------
               SOFT DRINKS (0.1%)
    4,500      Blackfoot IDC (LOC - Key Bank, N.A.)         1.10         11/01/2027            4,500
                                                                                          ----------
               SOLID WASTE DISPOSAL (0.7%)
   45,000      Pasco County (LIQ)(INS)                      0.95         10/01/2020           45,000
                                                                                          ----------

----------------------------------------------------------------------------------------------------
15 | USAA Money Market Fund

----------------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                 COUPON OR                               VALUE
(000)          SECURITY                            DISCOUNT RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

               SPECIAL ASSESSMENT/TAX/FEE (1.2%)
$  18,000      Austin (LOC - Dexia Credit Local)            0.28%        11/15/2029       $   18,000
    9,995      Denver Urban Renewal Auth. (LOC - Compass
                     Bank)                                  0.87          9/01/2017            9,995
    2,935      Lake Oswego Redevelopment Agency (LOC -
                     Wells Fargo Bank, N.A.)                0.40          6/01/2020            2,935
   13,445      Sheridan Redevelopment Agency (LOC -
                     Citibank, N.A.)                        1.95         12/01/2029           13,445
   14,965      Timber Ridge Affordable Housing Corp.
                     (LOC - U.S. Bank, N.A.)                0.34         12/01/2032           14,965
   15,535      Township of Derry Commercial IDA (LOC -
                     PNC Bank, N.A.)                        0.32         11/01/2030           15,535
                                                                                          ----------
                                                                                              74,875
                                                                                          ----------
               SPECIALIZED CONSUMER SERVICES (0.6%)
    6,705      Chicago Enterprise Zone (LOC - RBS
                     Citizens, N.A.)                        1.90         12/01/2032            6,705
    5,199      Cornerstone Funding Corp. I (LOC -
                     National City Bank)                    2.16          9/01/2025            5,199
   23,445      Saber Management, LLC (LOC - RBS
                     Citizens, N.A.)                        0.45          8/01/2056           23,445
                                                                                          ----------
                                                                                              35,349
                                                                                          ----------
               SPECIALTY STORES (0.5%)
   22,660      Cooperative District of the City of
                     Prattville (LOC - Regions Bank)        2.25          6/01/2026           22,660
    5,995      D&H Enterprises of Ohio, LLC (LOC -
                     National City Bank)                    0.42         12/01/2025            5,995
                                                                                          ----------
                                                                                              28,655
                                                                                          ----------
               STEEL (0.7%)
    7,480      Klein Steel Services, Inc. (LOC -
                     Manufacturers & Traders Trust Co.)     0.97          8/01/2025            7,480
    3,665      Metaltec Steel Abrasive Co. (LOC -
                     Comerica Bank, N.A.)                   0.67         11/01/2034            3,665
   26,500      Millport IDA (LOC - Regions Bank)            1.25         12/01/2037           26,500
    2,500      Mississippi Business Finance Corp. (LOC -
                     Federal Home Loan Bank of Dallas)      1.00          7/01/2020            2,500
                                                                                          ----------
                                                                                              40,145
                                                                                          ----------
               TECHNOLOGY DISTRIBUTORS (0.1%)
    7,905      Fresno Leasing, LLC (LOC - Manufacturers
                     & Traders Trust Co.)                   0.97         11/17/2030            7,905
                                                                                          ----------
               TIRES & RUBBER (0.0%)
    2,505      West  Virginia EDA (LOC - JPMorgan Chase
                     Bank, N.A.)                            1.40         12/01/2015            2,505
                                                                                          ----------
               TOLL ROADS (1.2%)
   72,470      Triborough Bridge and Tunnel Auth. (LOC -
                     Bayerische Landesbank)                 0.30          1/01/2032           72,470
                                                                                          ----------
               TRUCKING (0.2%)
   10,630      Dayton Freight Lines, Inc. (LOC - Fifth
                     Third Bank)                            1.30         12/01/2045           10,630
                                                                                          ----------
               WATER UTILITIES (0.6%)
   13,600      Basic Water Co., LLC (LOC - U.S. Bank,
                     N.A.)                                  0.35          8/01/2024           13,600
                                                                                          ----------

----------------------------------------------------------------------------------------------------
                                                                       Portfolio of Investments | 16

----------------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                 COUPON OR                               VALUE
(000)          SECURITY                            DISCOUNT RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  17,650      Collier County IDA (LOC - SunTrust Bank)     0.70%        10/01/2035       $   17,650
    4,500      Union Springs Wastewater Treatment Plant,
                     LLC (LOC - Regions Bank)               3.80          7/01/2037            4,500
                                                                                          ----------
                                                                                              35,750
                                                                                          ----------
               WATER/SEWER UTILITY (0.4%)
   13,530      Hesperia Public Financing Auth. (LOC -
                     Bank of America, N.A.)                 0.35          6/01/2026           13,530
    2,969      Kern Water Bank Auth. (LOC - Wells Fargo
                     Bank, N.A.)                            0.30          7/01/2028            2,969
    7,820      Olivenhain Municipal Water District (LOC
                     - Bank of America, N.A.)               0.35          6/01/2022            7,820
                                                                                          ----------
                                                                                              24,319
                                                                                          ----------
               Total Variable-Rate Demand Notes (cost: $5,312,138)                         5,312,138
                                                                                          ----------


               TOTAL INVESTMENTS (COST: $6,022,929)                                       $6,022,929
                                                                                          ==========

                                                      VALUATION HIERARCHY
                                                      -------------------
  ($ IN 000S)
                                           (LEVEL 1)       (LEVEL 2)      (LEVEL 3)
                                         QUOTED PRICES       OTHER       SIGNIFICANT
                                           IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                            MARKETS        OBSERVABLE       INPUTS
                                         FOR IDENTICAL       INPUTS
                                            ASSETS                                             TOTAL
----------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS:
  FIXED-RATE INSTRUMENTS                $           -- $       100,000 $          --  $      100,000
  COMMERCIAL PAPER                                  --         550,791            --         550,791
  PUT BONDS                                         --          60,000            --          60,000
  VARIABLE-RATE DEMAND NOTES                        --       5,312,138            --       5,312,138
----------------------------------------------------------------------------------------------------
TOTAL                                   $           -- $     6,022,929 $          --  $    6,022,929
----------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
17 | USAA Money Market Fund

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO
OF INVESTMENTS

October 31, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

--------------------------------------------------------------------------------
                                          Notes to Portfolio of Investments | 18

--------------------------------------------------------------------------------

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. GUARANTEE PROGRAM - Subject to certain terms and conditions, the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the Program) provided coverage to shareholders for amounts held in participating money market funds as of the close of business on September 19, 2008 for the term of the Program of September 19, 2008, through September 18, 2009 (Program Term). The Fund was responsible for payment of fees required to continue its participation in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the Program Term was 0.04% of the number of shares outstanding of the Fund as of September 19, 2008. Effective September 18, 2009 the Program has expired.

E. SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through December 17, 2009, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. As of October 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $6,029,829,000 at October 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

--------------------------------------------------------------------------------
19 | USAA Money Market Fund

--------------------------------------------------------------------------------

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA            Economic Development Authority
EDB            Economic Development Board
EDC            Economic Development Corp.
ESOP           Employee Stock Ownership Plan
IDA            Industrial Development Authority/Agency
IDB            Industrial Development Board
IDC            Industrial Development Corp.
REIT           Real Estate Investment Trust


CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from California State Teachers' Retirement System or Sempra Energy.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bayerische Landesbank, Branch Banking & Trust Co., Citigroup, Inc., Comerica Bank, N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A., Key Bank, N.A., Lloyds TSB Bank plc, PNC Bank, N.A., State

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                                          Notes to Portfolio of Investments | 20

--------------------------------------------------------------------------------

         Street Bank and Trust Co., U.S. Bank, N.A., Wachovia Bank, N.A., Wells Fargo Bank, N.A., or WestLB A.G.

(INS) Principal and interest payments are insured by Assured Guaranty Corp. or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.





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                                          Notes to Portfolio of Investments | 21



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12-18-2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12-21-2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12-18-2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.